ACCOUNTS AND NOTE RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Allowance for credit loss	$ 39,711	$ 7,952	$ 165,288
Provision for credit loss		$ 0	$ 0
Allowance for credit loss written off	$ 30,404